Net operating costs (excluding items shown separately) - Summary of net operating costs (excluding items shown separately) (Parenthetical) (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure Of Operating Costs [Line Items]
Impact of (Increase)/decrease in finished goods and work in progress			$ 304.0	$ 143.0
Purchases of the other investors' share of production	$ 229.0		383.0	$ 378.0
Operating lease expense	555.0		$ 541.0
United Kingdoms Financial Conduct Authority (FCA) [Member]
Disclosure Of Operating Costs [Line Items]
Financial penalty	$ 36.4	£ 27.4